Loans (Summary Of Major Classifications For Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 2,652,066	$ 2,606,197
Allowance for loan losses	(20,150)	(20,575)
Net Loans	2,631,916	2,585,622
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,294,576	1,204,450
Allowance for loan losses	(7,208)	(6,057)
Home equity - junior liens (including lines of credit)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	145,604	146,090
Allowance for loan losses	(1,495)	(1,672)
Commercial And Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	132,641	148,302
Allowance for loan losses	(1,582)	(1,139)
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,036,738	1,057,048
Allowance for loan losses	(8,921)	(10,775)
Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	39,705	46,402
Allowance for loan losses	(85)	(77)
DDA Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,802	3,905
Allowance for loan losses	$ (859)	$ (855)